Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended	6 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 06, 2010
Significant Accounting Policies [Line Items]
Net proceeds from short term financing	$ 8,575,000
Prototype drug product
Common stock
Significant Accounting Policies [Line Items]
Number of shares outstanding for issue from the Trust						1,590,625	1,743,750
Antidilutive securities excluded from computation of earnings per share		15,409,745	24,864,009
Stock Options
Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share	28,104,009	3,415,000	3,240,000	21,919,699	4,380,000
Warrants
Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share	28,104,009			21,919,699	4,380,000